Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rent Payments Due Under Non-Cancellable Leases	As of June 30, 2024, future minimum rent payments due under non-cancellable leases with initial are as follows:
Years ending December 31,	Amount
2024	14,604
Thereafter	-
$14,604
As of December 31, 2023, future minimum rent payments due under non-cancellable leases with initial are as follows:
Years ending December 31,	Amount
2024	30,880
Thereafter	-
$30,880